Interim Condensed Consolidated Statements of Cash Flows (unaudited) (Parenthetical) - CAD ($) $ in Billions	Apr. 30, 2021	Jan. 31, 2021	Oct. 31, 2020	Apr. 30, 2020	Oct. 31, 2019
Statement of cash flows [abstract]
Mandatory reserve deposits at central banks	$ 2.2	$ 2.5	$ 2.5	$ 2.6	$ 2.6